Equity-Based Compensation - Fair Value of Underlying Common Stock and Exercise Price of Stock Options (Details) - $ / shares	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Underlying Common Stock (dollars per share)		$ 4.21	$ 4.21
Exercise Price of Common Stock Option (dollars per share)		$ 4.21	$ 4.21
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Underlying Common Stock (dollars per share)	$ 3.00			$ 1.91
Exercise Price of Common Stock Option (dollars per share)	3.00			1.91
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Underlying Common Stock (dollars per share)	5.82			2.42
Exercise Price of Common Stock Option (dollars per share)	5.82			2.42
Weighted Average
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Underlying Common Stock (dollars per share)	3.27			2.30
Exercise Price of Common Stock Option (dollars per share)	$ 3.27			$ 2.30